Significant Accounting Policies - Revenue as a Percentage of Total Revenue and Accounts Receivable as a Percentage of Total Accounts Receivable for Each Significant Customer (Details) - Customer Concentration Risk
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage		34.00%
Customer A | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	28.00%
Customer B | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%
Customer C | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%
Customer C | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage		23.00%
Customer D | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage		17.00%
Customer E | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage		31.00%